Wells Capital Management Mid Cap Value Portfolio
Wells Capital Management Mid Cap Value Portfolio (formerly, Goldman Sachs Mid Cap Value Portfolio) PORTFOLIO SUMMARY:
Investment Objective
Long-term capital appreciation.
Fees and Expenses of the Portfolio
The following table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table and the Example below do not reflect the fees, expenses or withdrawal charges imposed by your variable life insurance policy or variable annuity contract (the “Contract”). If Contract expenses were reflected, the fees and expenses in the table and Example would be higher. See the Contract prospectus for a description of those fees, expenses and charges.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - Wells Capital Management Mid Cap Value Portfolio - USD ($)	Class A	Class B
Shareholder Fees (fees paid directly from your investment)	none	none

Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Portfolio Operating Expenses - Wells Capital Management Mid Cap Value Portfolio		Class A	Class B
Management Fee		0.72%	0.72%
Distribution and/or Service (12b-1) Fees		none	0.25%
Other Expenses		0.05%	0.05%
Total Annual Portfolio Operating Expenses		0.77%	1.02%
Fee Waiver	[1]	(0.06%)	(0.06%)
Net Operating Expenses		0.71%	0.96%
[1]	Brighthouse Investment Advisers, LLC has contractually agreed, for the period April 30, 2018 through April 30, 2019, to reduce the Management Fee for each Class of the Portfolio to the annual rate of 0.700% of the first $50 million of the Portfolio’s average daily net assets, 0.675% of such assets over $50 million up to $100 million, 0.650% of such assets over $100 million up to $500 million, and 0.600% of such assets over $500 million. This arrangement may be modified or discontinued prior to April 30, 2019, only with the approval of the Board of Trustees of the Portfolio.

Example
The following Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, that the Portfolio’s operating expenses remain the same, and that all fee waivers for the Portfolio will expire after one year. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Expense Example - Wells Capital Management Mid Cap Value Portfolio - USD ($)	1 Year	3 Years	5 Years	10 Years
Class A	73	241	423	951
Class B	98	320	560	1,247

Portfolio Turnover
The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual portfolio operating expenses or in the Example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 164% of the average value of its portfolio.
Principal Investment Strategies
Wells Capital Management Incorporated (“WellsCap” or “Subadviser”), subadviser to the Portfolio, invests, under normal circumstances, at least 80% of the Portfolio’s net assets in a diversified portfolio of equity investments in mid-cap issuers with public stock market capitalizations (based upon shares available for trading on an unrestricted basis) within the range of the market capitalization of companies constituting the Russell Midcap Value Index® at the time of investment. The market capitalization range of the Russell Midcap Value Index was approximately $393.0 million to $36.7 billion as of December 31, 2017, and is expected to change frequently.

WellsCap looks for undervalued companies that it believes have the potential for above average capital appreciation with below average risk. Rigorous fundamental research drives WellsCap’s search for companies with favorable reward-to-risk ratios and that possess a long-term competitive advantage provided by a durable asset base, strong balance sheets, and sustainable and superior cash flows. Typical investments include stocks of companies that are generally out of favor in the marketplace, or are undergoing reorganization or other corporate action that may create above-average price appreciation. WellsCap regularly reviews the investments of the Portfolio and may sell a portfolio holding when a stock nears its price target, downside risks increase considerably, the company’s fundamentals have deteriorated, or WellsCap identifies a more attractive investment opportunity. WellsCap may actively trade portfolio securities, which may lead to higher transaction costs that may affect the Portfolio’s performance.
Principal Risks
As with all mutual funds, there is no guarantee that the Portfolio will achieve its investment objective. You could lose money by investing in the Portfolio. An investment in the Portfolio through a Contract is not a deposit or obligation of, or guaranteed by, any bank, and is not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency of the U.S. Government.

The value of your investment in the Portfolio may be affected by one or more of the following risks, which are described in more detail in “Principal Risks of Investing in the Portfolio” in the Prospectus, any of which could cause the Portfolio’s return, the price of the Portfolio’s shares or the Portfolio’s yield to fluctuate.

Market Risk.    The Portfolio’s share price can fall because of, among other things, a decline in the market as a whole, deterioration in the prospects for a particular industry or company, or changes in general economic conditions, such as prevailing interest rates or investor sentiment. Significant disruptions to the financial markets could adversely affect the liquidity and volatility of securities held by the Portfolio.

Market Capitalization Risk.    Investing primarily in issuers in one market capitalization category (large, medium or small) carries the risk that due to current market conditions that category may be out of favor with investors. Larger, more established companies may be unable to respond quickly to new competitive challenges or attain the high growth rate of successful smaller companies. Stocks of medium and small capitalization companies may be more volatile than those of larger companies due to, among other things, narrower product lines, more limited financial resources and fewer experienced managers. In addition, there is typically less publicly available information about small capitalization companies, and their stocks may have a more limited trading market than stocks of larger companies.

Investment Style Risk.    Different investment styles such as growth or value tend to shift in and out of favor, depending on market and economic conditions as well as investor sentiment. The Portfolio may outperform or underperform other funds that employ a different investment style.

Real Estate Investment Risk.    Investments in real estate investment trusts and other real estate related securities may be adversely impacted by the performance of the real estate market generally or that of a particular sub-sector or geographic region.

Portfolio Turnover Risk. The investment techniques and strategies utilized by the Portfolio might result in a high degree of portfolio turnover. High portfolio turnover rates will increase the Portfolio’s transaction costs, which can adversely affect the Portfolio’s performance.
Past Performance
The information below provides some indication of the risks of investing in the Portfolio by showing changes in the Portfolio’s performance from year to year and how the Portfolio’s average annual returns over time compare with those of a broad-based securities market index. Note that the results in the bar chart and table do not include the effect of Contract charges. If these Contract charges had been included, performance would have been lower. As with all mutual funds, past returns are not a prediction of future returns. Effective June 1, 2017, WellsCap became the subadviser to the Portfolio. Investment performance prior to that date is attributable to the former investment subadviser to the Portfolio, using principal investment strategies that differed from those described above.
Year-by-Year Total Return for Class A Shares as of December 31 of Each Year

Highest Quarter	3rd – 2009	19.56%
Lowest Quarter	4th – 2008	-23.39%

Average Annual Total Return as of December 31, 2017
Average Annual Total Returns - Wells Capital Management Mid Cap Value Portfolio	1 Year	5 Years	10 Years
Class A	11.03%	11.64%	7.40%
Class B	10.79%	11.35%	7.13%
Russell Midcap Value Index (reflects no deduction for mutual fund fees or expenses)	13.34%	14.68%	9.10%